Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Embedded derivatives	$ 17,427	$ 12,538
Non-hedge derivatives	2,841	3,397
Investments at FVTPL	282	192
Prepayment option embedded derivative	3,980	4,430
Available-for-sale investments	21,973	13,508
Financial assets measured at fair value	46,503	34,065
Embedded derivatives	1,533	86
Non-hedge derivatives	16,140	10,682
Option liability	732	570
Warrant liabilities	6,961	7,588
Financial liabilities measured at fair value	25,366	18,926
Level 1 [Member]
Statement [Line Items]
Embedded derivatives	0	0
Non-hedge derivatives	0	0
Investments at FVTPL	0	0
Prepayment option embedded derivative	0	0
Available-for-sale investments	21,973	12,018
Financial assets measured at fair value	21,973	12,018
Embedded derivatives	0	0
Non-hedge derivatives	0	0
Option liability	0	0
Warrant liabilities	6,961	7,588
Financial liabilities measured at fair value	6,961	7,588
Level 2 [Member]
Statement [Line Items]
Embedded derivatives	17,427	12,538
Non-hedge derivatives	2,841	3,397
Investments at FVTPL	282	192
Prepayment option embedded derivative	3,980	4,430
Available-for-sale investments	0	0
Financial assets measured at fair value	24,530	20,557
Embedded derivatives	1,533	86
Non-hedge derivatives	16,140	10,682
Option liability	732	570
Warrant liabilities	0	0
Financial liabilities measured at fair value	18,405	11,338
Level 3 [Member]
Statement [Line Items]
Embedded derivatives	0	0
Non-hedge derivatives	0	0
Investments at FVTPL	0	0
Prepayment option embedded derivative	0	0
Available-for-sale investments	0	1,490
Financial assets measured at fair value	0	1,490
Embedded derivatives	0	0
Non-hedge derivatives	0	0
Option liability	0	0
Warrant liabilities	0	0
Financial liabilities measured at fair value	$ 0	$ 0